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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number:	3235-0058
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FORM 12b-25	SEC FILE NUMBER
333-193376-19

CUSIP NUMBER
NOTIFICATION OF LATE FILING

(Check one):	[_] Form 10-K [_] Form 20-F [_] Form 11-K [_] Form 10-Q [X] Form 10-D [_] Form N-SAR [_] Form N-CSR

For Period Ended: July 10, 2015
[_] Transition Report on Form 10-K
[_] Transition Report on Form 20-F
[_] Transition Report on Form 11-K
[_] Transition Report on Form 10-Q
[_] Transition Report on Form N-SAR

For the Transition Period Ended: _____________

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Deutsche Mortgage & Asset Receiving Corporation
Full Name of Registrant

Former Name if Applicable

60 Wall Street
Address of Principal Executive Office (Street and Number)

New York, NY 10005
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D,or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant has been advised by the certificate administrator that the registrant's Form 10-D in respect of the issuing entity COMM 2015-LC21 Mortgage Trust for the monthly distribution period from June 18, 2015 to July 10, 2015 was not filed within the prescribed time period because of an oversight by the certificate administrator. The delay was related to the fact that the related securitization transaction had recently closed and had not been fully migrated to a production environment. The subject Form 10-D was the first Form 10-D filing for the transaction. The Certificate Administrator, who has administered hundreds of other reporting transactions, has further advised the Registrant that it knows of no prior instances of late Form 10-D filings by it.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	Helaine M. Kaplan	(212)	250-5270
	(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

Yes [X] NO [_]

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes [_] NO [X]

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Deutsche Mortgage & Asset Receiving Corporation

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	07/29/2015	By:	/s/ Helaine M. Kaplan
President
/s/ Matthew T. Smith
Director